SHARE-BASED PAYMENTS - Extension of the exercise period of options granted to the CEO and to officers and key employees of the Company and its subsidiaries (Details) - CEO and to officers and key employees
12 Months Ended
Dec. 31, 2018 Y
Service options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	57.60%
Expected dividends rate	0.00%
Service options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average lifetime (in years)	4.8
Risk free interest rate	0.91%
Service options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average lifetime (in years)	5.9
Risk free interest rate	1.36%
Performance options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	57.60%
Average lifetime (in years)	8.8
Risk free interest rate	2.00%
Expected dividends rate	0.00%